Share capital and reserves - Allotted, called up and fully paid shares (Details)	Jun. 30, 2025 $ / shares	Jun. 30, 2025 GBP (£) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 GBP (£) shares
Share capital and reserves
Number of shares held in treasury		140,000		140,000
Number of shares allotted, called up and fully paid shares		84,677,721		69,542,515
Share capital | £		£ 66,819		£ 54,753
Ordinary Share
Share capital and reserves
Number of shares authorized		200,000,000
Par value per share | $ / shares	$ 0.001		$ 0.001
Number of shares allotted, called up and fully paid shares		84,677,721		69,542,515
Share capital | £		£ 66,819		£ 54,753